Trade and Notes Receivables - Summary of Trade and Notes Receivables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other current receivables [abstract]
Trade receivables	¥ 2,124	¥ 2,630
Notes receivable		30
Trade and notes receivables	¥ 2,124	¥ 2,660